Average Annual Total Returns - Victory RS Investors Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(7.34%)	6.56%	8.76%	(7.41%)	4.68%	7.53%	(4.30%)	4.74%	6.82%	(3.40%)	7.03%	8.60%	(2.30%)	7.19%	8.85%	(1.41%)	8.13%	9.69%	2.87%	9.74%	10.36%